Income Tax (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Income Tax [Abstract]
Expected expense (ISR)	$ 1,811,667	$ 1,678,379	$ 1,650,025
Expected expense (Percentage)	30.00%	30.00%	30.00%
Increase (decrease) resulting from:
Net effects of inflation (ISR)	$ (329,516)	$ (144,611)	$ (87,322)
Net effects of inflation (Percentage)	(5.00%)	(2.00%)	(2.00%)
(Non-taxable income) Non-deductible expenses (ISR)	$ 88,330	$ 14,550	$ (4,882)
(Non-taxable income) Non-deductible expenses (Percentage)	1.00%	0.00%	(0.00%)
Effect of rate difference of foreign subsidiary (ISR)	$ 702	$ 21,979	$ 57,103
Effect of rate difference of foreign subsidiary (Percentage)	0.00%	0.00%	1.00%
Effect from non-deductible employee benefits (ISR)	$ 83,953	$ 71,868	$ 74,173
Effect from non-deductible employee benefits (Percentage)	1.00%	1.00%	1.00%
Effect of change of income tax rate in the United States of America (ISR)	$ (443,104)	$ 0	$ 0
Effect of change of income tax rate in the United States of America (Percentage)	(7.00%)	0.00%	0.00%
Cancellation of loss by acquisition (ISR)	$ (129,036)
Cancellation of loss by acquisition (Percentage)	(2.00%)
Other (ISR)	$ 1,448	$ 1,268	$ (8,537)
Other (Percentage)	0.00%	0.00%	0.00%
Income tax expense (ISR)	$ 1,084,444	$ 1,643,433	$ 1,680,560
Income tax expense (Percentage)	18.00%	29.00%	30.00%